Employee Retirement Benefit	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Employee Retirement Benefit [Abstract]
EMPLOYEE RETIREMENT BENEFIT

18. EMPLOYEE RETIREMENT BENEFIT

The Company has made employee benefit contribution in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, work injury insurance, birth insurance and housing fund. The Company recorded the contribution in the salary and employee charges when incurred. The contributions made by the Company were $143,108 and $90,136 for the nine months ended September 30, 2017 and 2016, respectively.

18. EMPLOYEE RETIREMENT BENEFIT

The Company has made employee benefit contribution in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, work injury insurance, birth insurance and housing fund. The Company recorded the contribution in the salary and employee charges when incurred. The contributions made by the Company were $178,547 and $62,793 for the years ended December 31, 2016 and 2015, respectively.